UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2022

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	25
Supplemental Information	36
Expense Example	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.8%
$100,000	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[1,2]	$98,925
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 6.94% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,3]	243,415
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[1,2]	138,903
338,828	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	255,450
505,743	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	451,765
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,4]	75,404
403,254	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	362,869
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	515,128
615,780	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[1,2]	523,667
531,900	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	447,456
7,635	DRB Prime Student Loan Trust Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	7,617
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 5.83% (3-Month Term SOFR+196 basis points), 4/17/2031[1,2,3]	1,180,464
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	475,786
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[1]	366,410
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 5.63% (3-Month USD Libor+155 basis points), 10/15/2033[1,2,3]	1,421,248
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 6.63% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,3]	786,563
250,000	Series 2020-47A, Class C1, 7.78% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,3]	226,207
199,029	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	167,123
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 7.14% (3-Month USD Libor+290 basis points), 7/20/2033[1,2,3]	224,386
39,480	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	38,707
83,497	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[1,2]	82,834

1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$543,000	MCF CLO Ltd. Series 2019-1A, Class A1R, 5.36% (3-Month Term SOFR+150 basis points), 7/17/2031[1,2,3]	$534,225
448,000	MF1 Ltd. Series 2022-FL8, Class C, 6.03% (30-Day SOFR Average+220 basis points), 2/19/2037[1,2,3]	417,629
910,500	MF1 Ltd. Series 2021-FL7, Class AS, 5.79% (1-Month USD Libor+145 basis points), 10/16/2036[1,2,3]	860,473
115,472	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	99,930
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	902,241
215,329	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,4]	190,835
217,278	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	206,072
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[1]	230,243
1,188,934	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	980,476
	SMB Private Education Loan Trust
97,260	Series 2017-B, Class A2B, 5.07% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,3]	95,990
601,774	Series 2019-B, Class A2B, 5.32% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,3]	587,404
492,994	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	409,491
	Willis Engine Structured Trust
583,838	Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	466,249
620,633	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	454,234
	TOTAL ASSET-BACKED SECURITIES
	(Cost $16,266,440)	14,525,819
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 5.42% (1-Month USD Libor+110 basis points), 8/15/2036[2,3]	149,404
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 7.39% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,3]	519,908
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $716,000)	669,312
	CORPORATE BONDS — 81.4%
	COMMUNICATIONS — 6.9%
928,000	AMC Networks, Inc. 4.25%, 2/15/20291	578,235

 2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	AT&T, Inc.
$750,000	4.75%, 5/15/2046[1]	$638,205
1,155,000	3.55%, 9/15/2055[1]	774,132
1,045,000	Comcast Corp. 3.45%, 2/1/2050[1]	763,648
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	633,409
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	169,375
423,000	6.50%, 2/1/2029[1,2]	345,802
1,144,000	4.63%, 12/1/2030[1,2]	632,124
	Frontier Communications Holdings LLC
36,000	5.88%, 10/15/2027[1,2]	33,428
245,000	5.00%, 5/1/2028[1,2]	212,738
	Paramount Global
488,000	4.20%, 5/19/2032[1]	400,819
83,000	6.87%, 4/30/2036	80,925
530,000	Prosus N.V. 4.99%, 1/19/2052[1,2,6]	383,079
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	467,436
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	370,694
664,000	3.55%, 3/22/2051[1]	474,591
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	160,236
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	134,738
		7,253,614
	CONSUMER DISCRETIONARY — 9.1%
54,000	Air Canada 3.88%, 8/15/2026[1,2,6]	47,822
187,148	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	176,923
315,440	American Airlines Class AA Pass-Through Trust 3.35%, 4/15/2031	272,777
	American Airlines Class AA Pass-Through Trust
196,645	3.65%, 8/15/2030	175,246
383,807	3.15%, 8/15/2033	318,265
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	335,521
161,000	5.75%, 4/20/2029[2,6]	146,863
102,068	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	91,487
	Delta Air Lines, Inc. / SkyMiles IP Ltd.

3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$126,000	4.50%, 10/20/2025[2,6]	$122,980
623,000	4.75%, 10/20/2028[2,6]	586,436
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	1,811,073
739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	680,918
362,000	General Motors Co. 6.80%, 10/1/2027[1]	376,286
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	672,906
1,213,000	2.35%, 1/8/2031[1]	917,346
250,000	McDonald's Corp. 4.45%, 3/1/2047[1]	218,110
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	103,194
	Newell Brands, Inc.
104,000	6.37%, 9/15/2027[1]	103,387
92,000	6.62%, 9/15/2029[1]	90,850
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	885,246
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	168,411
233,163	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	230,064
538,675	United Airlines Class AA Pass-Through Trust 2.70%, 11/1/2033	435,600
162,374	United Airlines Class AA Pass-Through Trust 4.15%, 2/25/2033	143,907
220,835	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	201,802
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	59,323
273,000	4.63%, 4/15/2029[1,2]	237,700
		9,610,443
	CONSUMER STAPLES — 4.0%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	43,207
152,000	5.95%, 2/14/2049[1]	135,570
480,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[1]	454,638
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	379,834
320,000	BAT Capital Corp. 2.26%, 3/25/2028[1]	266,411
4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	$342,021
352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	266,801
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	307,283
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[1,2,6]	166,860
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	358,995
750,000	Kroger Co. 4.50%, 1/15/2029[1]	724,156
229,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	176,788
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	580,500
54,000	Philip Morris International, Inc. 5.62%, 11/17/2029[1]	54,943
		4,258,007
	ENERGY — 10.3%
414,000	Aker BP ASA 3.10%, 7/15/2031[1,2,6]	339,853
90,000	Cheniere Energy Partners LP 3.25%, 1/31/2032[1]	71,557
172,000	CITGO Petroleum Corp. 7.00%, 6/15/2025[1,2]	168,192
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[1,2]	314,519
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[2,6]	529,612
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,4,6,7]	165,544
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[1,2]	323,517
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	277,769
275,000	5.40%, 10/1/2047[1]	232,473
500,000	6.25%, 4/15/2049[1]	467,855
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	497,684
366,000	3.30%, 2/15/2053[1]	245,298
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,4,7]	96,266
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	862,932
107,000	Howard Midstream Energy Partners LLC 6.75%, 1/15/2027[1,2]	102,564
5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Kinder Morgan, Inc.
$410,000	8.05%, 10/15/2030	$445,727
600,000	5.55%, 6/1/2045[1]	549,407
	MPLX LP
249,000	5.50%, 2/15/2049[1]	220,430
983,000	4.90%, 4/15/2058[1]	775,633
	NGPL PipeCo LLC
820,000	4.87%, 8/15/2027[1,2]	779,973
737,000	7.77%, 12/15/2037[2]	769,986
107,000	ONEOK, Inc. 6.10%, 11/15/2032[1]	107,667
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	230,057
224,000	6.70%, 2/16/2032[1,6]	175,929
136,000	6.95%, 1/28/2060[1,6]	85,938
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	240,314
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[1]	761,204
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	222,212
198,000	Valero Energy Corp. 4.00%, 6/1/2052[1]	149,454
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	684,352
		10,893,918
	FINANCIALS — 24.2%
519,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	407,245
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,4,6]	483,535
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[1,2,4,6,8,9]	502,606
200,000	3.20% (USD 5 Year Tsy+217 basis points)[1,2,4,6,8,9]	148,652
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,4,7]	170,625
	Bank of America Corp.
200,000	4.18%, 11/25/2027[1]	189,985
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[1,7]	1,532,558
200,000	5.87%, 2/7/2042	204,957
	Citigroup, Inc.
297,000	3.98% (3-Month USD Libor+134 basis points), 3/20/2030[1,7]	268,514
804,000	5.30%, 5/6/2044	728,328
605,000	4.00% (USD 5 Year Tsy+360 basis points)[1,4,8,9]	527,028
6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,4,6,10]	$393,605
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,4,6,7]	616,463
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,4,6]	173,497
414,000	Discover Financial Services 6.70%, 11/29/2032[1]	422,271
545,000	EPR Properties 3.60%, 11/15/2031[1]	396,134
265,000	Extra Space Storage LP 2.35%, 3/15/2032[1]	201,251
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,4,7]	847,900
192,000	Global Payments, Inc. 5.40%, 8/15/2032[1]	183,541
151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	120,707
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	214,682
790,000	6.12% (3-Month USD Libor+175 basis points), 10/28/2027[1,3]	803,799
250,000	6.75%, 10/1/2037	265,964
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	187,926
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,4,6,7,8,9]	473,995
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	214,167
844,000	4.60% (USD 5 Year Tsy+365 basis points)[1,4,6,8,9]	656,618
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[1,4,6]	638,442
257,000	Intercontinental Exchange, Inc. 4.35%, 6/15/2029[1]	248,478
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	41,316
320,000	4.88%, 9/15/2029[1,2]	279,104
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,4]	446,178
236,000	4.90%, 4/1/2077[2]	194,325
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,420,059
333,000	10.75%, 8/1/2039[1]	441,744
1,150,000	6.40%, 12/15/2066[1]	1,112,165
	Morgan Stanley
500,000	3.95%, 4/23/2027	472,992
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[1,7]	541,975
	PNC Financial Services Group, Inc.
7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$369,000	3.45%, 4/23/20291	$338,540
379,000	5.00% (3-Month USD Libor+330 basis points)[1,4,7,8,9]	327,644
845,000	Principal Financial Group, Inc. 7.65% (3-Month USD Libor+304 basis points), 5/15/2055[1,4,7]	817,537
	Prudential Financial, Inc.
746,000	5.63% (3-Month USD Libor+392 basis points), 6/15/2043[1,4,7]	732,945
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,4,7]	426,885
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[1]	165,316
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	355,758
1,989,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[1,2,4,6]	1,781,149
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	556,598
1,232,000	Truist Financial Corp. 4.80% (USD 5 Year Tsy+300 basis points)[1,4,8,9,10]	1,109,110
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	22,964
	Wells Fargo & Co.
250,000	5.87% (3-Month USD Libor+399 basis points)[1,4,7,8,9]	241,887
719,000	3.90% (USD 5 Year Tsy+345 basis points)[1,4,8,9]	629,316
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[1,4,6]	751,903
		25,430,883
	GOVERNMENTS — 1.0%
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	980,000
461,000	Ukraine Government International Bond 7.25%, 3/15/2035[2,6]	82,974
		1,062,974
	HEALTH CARE — 4.2%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	482,964
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[1,2]	871,480
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	330,773
	CVS Health Corp.
271,000	4.30%, 3/25/2028[1]	262,566
287,000	4.25%, 4/1/2050[1]	230,085
96,000	Illumina, Inc. 5.75%, 12/13/2027[1]	96,991
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	177,080
8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
	Royalty Pharma PLC
$829,000	2.20%, 9/2/2030[1,6]	$650,137
320,000	2.15%, 9/2/2031[1,6]	242,833
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	263,200
545,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 7/9/2050[1,6]	372,620
180,000	Tenet Healthcare Corp. 4.87%, 1/1/2026[1,2]	170,894
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	300,152
		4,451,775
	INDUSTRIALS — 1.9%
422,000	Ashtead Capital, Inc. 4.00%, 5/1/2028[1,2]	385,883
450,000	Boeing Co. 5.80%, 5/1/2050[1]	418,964
449,000	Canadian Pacific Railway Co. 2.45%, 12/2/2031[1,6]	373,219
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	42,064
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	443,137
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	47,435
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	124,956
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	155,838
		1,991,496
	MATERIALS — 5.8%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	359,139
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	448,884
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	158,510
	Braskem Idesa SAPI
391,000	7.45%, 11/15/2029[1,2,6]	308,669
539,000	6.99%, 2/20/2032[1,2,6]	381,844
549,000	Braskem Netherlands Finance B.V. 5.88%, 1/31/2050[2,6]	425,263
560,000	Celanese U.S. Holdings LLC 6.16%, 7/15/2027[1]	553,144
9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	$567,594
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	150,730
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	227,650
206,000	Nutrien Ltd. 5.90%, 11/7/2024[6]	208,690
358,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	279,687
523,000	Sealed Air Corp. 1.57%, 10/15/2026[1,2]	452,197
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	478,101
448,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	400,826
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	262,708
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	402,215
		6,065,851
	TECHNOLOGY — 5.1%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	901,474
415,000	3.19%, 11/15/2036[1,2]	299,033
169,000	3.75%, 2/15/2051[1,2]	118,467
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	228,579
229,000	8.35%, 7/15/2046[1]	262,331
519,000	3.45%, 12/15/2051[1,2]	320,026
157,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1]	129,510
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	125,135
151,000	Microsoft Corp. 2.68%, 6/1/2060[1]	96,698
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,6]	489,441
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	958,802
500,000	3.85%, 7/15/2036[1]	411,020
458,000	3.60%, 4/1/2040[1]	340,430
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	584,688
10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$144,000	Western Digital Corp. 2.85%, 2/1/2029[1]	$111,410
		5,377,044
	UTILITIES — 8.9%
650,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[1,2,4,6,10]	597,921
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	412,633
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	607,919
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[1,4]	172,452
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	182,000
634,000	Edison International 5.37% (USD 5 Year Tsy+470 basis points)[1,4,8,9]	535,706
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	213,104
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	187,853
385,000	Evergy Missouri West, Inc. 5.15%, 12/15/2027[1,2]	384,180
905,000	Exelon Corp. 4.05%, 4/15/2030[1]	842,310
200,000	FirstEnergy Corp. 7.37%, 11/15/203[1]	225,250
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	273,489
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	254,593
239,000	Light Servicos de Eletricidade S.A./Light Energia S.A. 4.38%, 6/18/2026[1,2,6]	200,040
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	333,040
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	854,640
206,000	New England Power Co. 5.94%, 11/25/2052[1,2]	213,329
	NiSource, Inc.
218,000	3.60%, 5/1/2030[1]	194,773
277,000	5.65% (USD 5 Year Tsy+284 basis points)[1,4,8,9,10]	258,303
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	260,638
481,000	3.50%, 8/1/2050[1]	303,954
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	491,320
11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	$203,613
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	425,312
121,000	3.95%, 10/1/2046[1]	91,301
822,000	4.40%, 5/30/2047[1]	660,634
		9,380,307
	TOTAL CORPORATE BONDS
	(Cost $103,049,130)	85,776,312
	MUNICIPAL BONDS — 0.2%
294,000	University of Michigan 3.60%, 4/1/2047	249,012
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	249,012
	U.S. GOVERNMENT AND AGENCIES — 2.1%
	United States Treasury Bond
134,900	3.37%, 8/15/2042	121,389
420,000	1.25%, 5/15/2050	228,424
271,900	3.00%, 8/15/2052	226,102
	United States Treasury Note
863,200	0.63%, 12/31/2027	732,608
239,100	3.13%, 8/31/2029	227,528
200,000	4.00%, 10/31/2029	200,531
319,300	2.75%, 8/15/2032	291,810
123,300	4.12%, 11/15/2032	126,286
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,141,118)	2,154,678

Number of Shares
	SHORT-TERM INVESTMENTS — 0.6%
590,594	Goldman Sachs Financial Square Government Fund - Institutional Class 4.07%11	590,594
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $590,594)	590,594
	TOTAL INVESTMENTS — 98.7%
	(Cost $123,057,282)	103,965,727
	Other Assets in Excess of Liabilities — 1.3%	1,367,763
	TOTAL NET ASSETS — 100.0%	$105,333,490

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $45,641,368, which represents 43.3% of total net assets of the Fund.
[3]	Floating rate security.
[4]	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2022. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Interest-only security.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2022. Security may convert at a future date to a variable rate of referenced rate and spread.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Interest Rate Futures
23	2-Year U.S. Treasury Note	March 2023	$4,711,586	$4,716,797	$5,211
18	5-Year U.S. Treasury Note	March 2023	1,944,406	1,942,734	(1,672)
(32)	10-Year U.S. Treasury Note	March 2023	(3,621,297)	(3,593,500)	27,797
214	U.S. Treasury Long Bond	March 2023	27,047,527	26,823,563	(223,964)
(183)	Ultra 10-Year U.S. Treasury Note	March 2023	(21,862,626)	(21,645,469)	217,157
(41)	Ultra Long-Term U.S. Treasury Bond	March 2023	(5,611,526)	(5,506,813)	104,713

TOTAL FUTURES CONTRACTS			$2,608,070	$2,737,312	$129,242

See accompanying Notes to Financial Statements.

14

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	24.2%
Energy	10.3%
Consumer Discretionary	9.1%
Utilities	8.9%
Communications	6.9%
Materials	5.8%
Technology	5.1%
Health Care	4.2%
Consumer Staples	4.0%
Industrials	1.9%
Governments	1.0%
Total Corporate Bonds	81.4%
Asset-Backed Securities	13.8%
U.S. Government and Agencies	2.1%
Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.2%
Short-Term Investments	0.6%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

15

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $123,057,282)	$103,965,727
Cash deposited with broker for futures contracts	341,780
Receivables:
Investment securities sold	801
Fund shares sold	20,166
Variation margin on futures contracts	129,242
Dividends and interest	1,292,686
Prepaid expenses	26,099
Total assets	105,776,501
Liabilities:
Payables:
Fund shares redeemed	261,172
Advisory fees	20,861
Shareholder servicing fees (Note 7)	37,160
Distribution fees - Class A & C (Note 8)	4,200
Fund accounting and administration fees	39,128
Transfer agent fees and expenses	14,178
Custody fees	10,260
Auditing fees	10,264
Trustees' deferred compensation (Note 3)	9,569
Trustees' fees and expenses	7,433
Chief Compliance Officer fees	2,580
Accrued other expenses	26,206
Total liabilities	443,011
Net Assets	$105,333,490
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$133,584,692
Total distributable earnings (accumulated deficit)	(28,251,202)
Net Assets	$105,333,490
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$7,959,151
Number of shares issued and outstanding	906,433
Net asset value per share[1]	$8.78
Maximum sales charge (3.00% of offering price)[2]	0.27
Maximum offering price to public	$9.05
Class C Shares:
Net assets applicable to shares outstanding	$2,739,652
Number of shares issued and outstanding	311,843
Net asset value per share[3]	$8.79
Class I Shares:
Net assets applicable to shares outstanding	$94,634,072
Number of shares issued and outstanding	10,771,165
Net asset value per share	$8.79
Class Y Shares:
Net assets applicable to shares outstanding	$615
Number of shares issued and outstanding	70
Net asset value per share[4]	$8.78

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

16

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2022 (Unaudited)

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

17

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2022 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $66)	$4,309
Interest	2,744,954
Total investment income	2,749,263
Expenses:
Advisory fees	226,883
Shareholder servicing fees - Class A (Note 7)	1,709
Shareholder servicing fees - Class C (Note 7)	913
Shareholder servicing fees - Class I (Note 7)	38,232
Distribution fees - Class A (Note 8)	10,798
Distribution fees - Class C (Note 8)	15,223
Fund accounting and administration fees	66,040
Transfer agent fees and expenses	36,830
Custody fees	14,922
Registration fees	34,896
Auditing fees	10,446
Chief Compliance Officer fees	10,302
Trustees' fees and expenses	5,667
Shareholder reporting fees	5,412
Legal fees	3,700
Miscellaneous	3,675
Insurance fees	1,959
Total expenses	487,607
Advisory fees recovered (waived)	(122,201)
Net expenses	365,406
Net investment income (loss)	2,383,857
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(4,671,661)
Futures contracts	(29,921)
Total net realized gain (loss) on:	(4,701,582)
Net change in unrealized appreciation (depreciation) on:
Investments	1,043,875
Futures contracts	27,429
Net change in unrealized appreciation (depreciation)	1,071,304
Net realized and unrealized gain (loss)	(3,630,278)
Net Increase (Decrease) in Net Assets from Operations	$(1,246,421)

See accompanying Notes to Financial Statements.

18

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,383,857	$5,883,272
Net realized gain (loss) on investments and futures contracts	(4,701,582)	(3,679,320)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,071,304	(31,463,341)
Net increase (decrease) in net assets resulting from operations	(1,246,421)	(29,259,389)
Distributions to Shareholders:
Distributions:
Class A	(187,003)	(360,770)
Class C	(51,688)	(91,983)
Class I	(2,473,255)	(6,341,807)
Class Y	(15)	(24)
Total distributions to shareholders	(2,711,961)	(6,794,584)
Capital Transactions:
Net proceeds from shares sold:
Class A	764,883	5,916,581
Class C	22,609	333,721
Class I	17,586,807	69,911,576
Reinvestment of distributions:
Class A	158,484	318,289
Class C	50,064	89,278
Class I	2,427,888	6,227,750
Class Y	15	24
Cost of shares redeemed:
Class A1	(1,632,461)	(7,268,454)
Class C2	(463,510)	(889,166)
Class I3	(45,212,834)	(135,572,221)
Net increase (decrease) in net assets from capital transactions	(26,298,055)	(60,932,622)
Total increase (decrease) in net assets	(30,256,437)	(96,986,595)
Net Assets:
Beginning of period	135,589,927	232,576,522
End of period	$105,333,490	$135,589,927
Capital Share Transactions:
Shares sold:
Class A	85,100	545,518
Class C	2,406	30,126
Class I	1,997,324	6,692,693
Shares reinvested:
Class A	17,779	30,142
Class C	5,609	8,518
Class I	271,704	588,430
Class Y	2	2
Shares redeemed:
Class A	(182,885)	(679,310)
Class C	(52,070)	(85,630)
Class I	(5,058,175)	(13,209,927)
Net increase (decrease) in capital share transactions	(2,913,206)	(6,079,438)

See accompanying Notes to Financial Statements.

19

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[1]	Net of redemption fee proceeds of $100 and $3,121, respectively.
[2]	Net of redemption fee proceeds of $412 and $1, respectively.
[3]	Net of redemption fee proceeds of $511 and $11,845, respectively.

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.09	$11.07	$10.87	$10.36	$9.78	$10.16
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.29	0.29	0.31	0.34	0.31
Net realized and unrealized gain (loss)	(0.28)	(1.94)	0.31	0.50	0.57	(0.38)
Total from investment operations	(0.11)	(1.65)	0.60	0.81	0.91	(0.07)
Less Distributions:
From net investment income	(0.20)	(0.30)	(0.29)	(0.30)	(0.34)	(0.31)
From net realized gain	-	(0.03)	(0.11)	-	-	-
Total distributions	(0.20)	(0.33)	(0.40)	(0.30)	(0.34)	(0.31)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	- [2]
Net asset value, end of period	$8.78	$9.09	$11.07	$10.87	$10.36	$9.78
Total return[3]	(1.26)%[4]	(15.28)%	5.55%	7.97%	9.65%	(0.78)%
Ratios and Supplemental Data:
Net assets, end of period	$7,959,151	$8,969,207	$12,070,502	$10,088,253	$8,059,594	$11,354,169
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.00%[5]	0.92%	0.92%	0.99%	1.17%	1.37%
After fees waived and expenses absorbed/recovered	0.79%[5]	0.78%	0.79%	0.84%	0.84%	0.87%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.61%[5]	2.60%	2.47%	2.75%	3.09%	2.62%
After fees waived and expenses absorbed/recovered	3.82%[5]	2.74%	2.60%	2.90%	3.42%	3.12%
Portfolio turnover rate	24%[4]	59%	104%	121%	155%	64%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% that will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% of average daily net assets of Class A shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.99%.

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.09	$11.06	$10.86	$10.35	$9.77	$10.15
Income from Investment Operations:
Net investment income (loss) [1]	0.14	0.21	0.20	0.23	0.27	0.24
Net realized and unrealized gain (loss)	(0.28)	(1.95)	0.31	0.51	0.58	(0.39)
Total from investment operations	(0.14)	(1.74)	0.51	0.74	0.85	(0.15)
Less Distributions:
From net investment income	(0.16)	(0.20)	(0.20)	(0.23)	(0.27)	(0.23)
From net realized gain	-	(0.03)	(0.11)	-	-	-
Total distributions	(0.16)	(0.23)	(0.31)	(0.23)	(0.27)	(0.23)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]	- [2]
Net asset value, end of period	$8.79	$9.09	$11.06	$10.86	$10.35	$9.77
Total return[3]	(1.61)%[4]	(15.97)%	4.74%	7.21%	8.87%	(1.51)%
Ratios and Supplemental Data:
Net assets, end of period	$2,739,652	$3,234,680	$4,454,691	$4,481,201	$3,634,082	$3,171,318
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.77%[5]	1.70%	1.69%	1.71%	1.89%	2.10%
After fees waived and expenses absorbed/recovered	1.56%[5]	1.56%	1.56%	1.56%	1.56%	1.60%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.84%[5]	1.82%	1.70%	2.03%	2.37%	1.88%
After fees waived and expenses absorbed/recovered	3.05%[5]	1.96%	1.83%	2.18%	2.70%	2.38%
Portfolio turnover rate	24%[4]	59%	104%	121%	155%	64%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as such as litigation expenses) do not exceed 1.60% of average daily net assets of the Class C shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 1.74%.

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.10	$11.09	$10.88	$10.37	$9.80	$10.17
Income from Investment Operations:
Net investment income (loss) [1]	0.18	0.31	0.31	0.34	0.37	0.34
Net realized and unrealized gain (loss)	(0.28)	(1.95)	0.32	0.50	0.57	(0.39)
Total from investment operations	(0.10)	(1.64)	0.63	0.84	0.94	(0.05)
Less Distributions:
From net investment income	(0.21)	(0.32)	(0.31)	(0.33)	(0.37)	(0.33)
From net realized gain	-	(0.03)	(0.11)	-	-	-
Total distributions	(0.21)	(0.35)	(0.42)	(0.33)	(0.37)	(0.33)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.01
Net asset value, end of period	$8.79	$9.10	$11.09	$10.88	$10.37	$9.80
Total return[3]	(1.13)%[4]	(15.14)%	5.88%	8.29%	9.87%	(0.43)%
Ratios and Supplemental Data:
Net assets, end of period	$94,634,072	$123,385,419	$216,050,597	$170,278,190	$107,166,095	$69,812,380
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.78%[5]	0.71%	0.69%	0.69%	0.86%	1.09%
After fees waived and expenses absorbed/recovered	0.57%[5]	0.57%	0.56%	0.54%	0.53%	0.59%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.83%[5]	2.81%	2.70%	3.05%	3.40%	2.90%
After fees waived and expenses absorbed/recovered	4.04%[5]	2.95%	2.83%	3.20%	3.73%	3.40%
Portfolio turnover rate	24%[4]	59%	104%	121%	155%	64%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of average daily net assets of Class I shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.74%.

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,				For the Period October 31, 2017* through June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.09	$11.08	$10.87	$10.36	$9.79	$10.23
Income from Investment Operations:
Net investment income (loss) [1]	0.18	0.32	0.32	0.34	0.37	0.24
Net realized and unrealized gain (loss)	(0.28)	(1.95)	0.32	0.51	0.57	(0.48)
Total from investment operations	(0.10)	(1.63)	0.64	0.85	0.94	(0.24)
Less Distributions:
From net investment income	(0.21)	(0.33)	(0.32)	(0.34)	(0.37)	(0.20)
From net realized gain	-	(0.03)	(0.11)	-	-	-
Total distributions	(0.21)	(0.36)	(0.43)	(0.34)	(0.37)	(0.20)
Net asset value, end of period	$8.78	$9.09	$11.08	$10.87	$10.36	$9.79
Total return[2]	(1.09)%[3]	(15.08)%	5.95%	8.34%	9.91%	(2.35)%[3]
Ratios and Supplemental Data:
Net assets, end of period	$615	$621	$732	$691	$638	$580
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.71%[4]	0.64%	0.63%	0.65%	0.83%	1.00%[4]
After fees waived and expenses absorbed/recovered	0.50%[4]	0.50%	0.50%	0.50%	0.50%	0.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.90%[4]	2.88%	2.77%	3.10%	3.43%	3.08%[4]
After fees waived and expenses absorbed/recovered	4.11%[4]	3.02%	2.90%	3.25%	3.76%	3.58%[4]
Portfolio turnover rate	24%[3]	59%	104%	121%	155%	64%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

25

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

26

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2022, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

27

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2022, the Advisor waived its fees totaling $122,201 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2022, the amount of these potentially recoverable expenses was $920,527. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2023	$235,782
2024	289,414
2025	273,130
2026	122,201
Total	$920,527

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2022 are reported on the Statement of Operations.

28

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2022, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2022, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2022, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$123,071,111

Gross unrealized appreciation	73,871
Gross unrealized depreciation	(19,179,255)

Net unrealized appreciation (depreciation)	$(19,105,384)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

29

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

As of June 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$150,933
Undistributed long-term capital gains	-
Tax accumulated earnings	150,933

Accumulated capital and other losses	(4,286,777)
Deferred Compensation Outstanding	(7,717)
Unrealized appreciation (depreciation) on investments	(20,149,259)
Total accumulated earnings (deficit)	$(24,292,820)

The tax character of the distributions paid during the fiscal years ended June 30, 2022, and June 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$6,470,263	$6,483,669
Net long-term capital gains	324,321	1,914,338
Total distributions paid	$6,794,584	$8,398,007

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2022, the fund had qualified post-October losses of $4,286,777, which are deferred until fiscal year 2023 for tax purposes.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2022 and the year ended June 30, 2022, the Fund received $1,023 and $14,967, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2022, purchases and sales of investments, excluding short-term investments and futures contracts, were $27,358,935 and $51,193,005, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

30

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2022, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$14,525,819	$-	$14,525,819
Commercial Mortgage-Backed Securities	-	669,312	-	669,312
Corporate Bonds[1]	-	85,776,312	-	85,776,312
Municipal Bonds	-	249,012	-	249,012
U.S. Government and Agencies	-	2,154,678	-	2,154,678
Short-Term Investments	590,594	-	-	590,594
Total Investments	590,594	103,375,133	-	103,965,727
Other Financial Instruments**
Futures Contracts	354,878	-	-	354,878
Total Assets	$945,472	$103,375,133	$-	$104,320,605

Liabilities
Other Financial Instruments**
Futures Contracts	$225,636	$-	$-	$225,636
Total Liabilities	$225,636	$-	$-	$225,636

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended December 31, 2022.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2022, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	$354,878	$225,636

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2022 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$(29,921)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$27,429

The quarterly average volumes of derivative instruments as of December 31, 2022 are as follows:

Derivatives not designated as hedging instruments			Total
Interest Rate Contracts	Long Futures Contracts	Notional Amount	$34,643,831
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(20,913,875)

Note 12 – Change of Control

Pursuant to a merger agreement signed on September 1, 2022, Sun Life (U.S.) HoldCo 2020, Inc. (“Sun Life”), a subsidiary of Sun Life Financial Inc., will acquire a majority interest in the Advisor’s parent company, AAM Holdings, Inc. (“AAM Holdings”) (the “Transaction”). In addition, Sun Life will receive annually recurring call options to acquire the remaining interests in AAM Holdings, beginning approximately five years from the closing of the Transaction, and if Sun Life does not exercise such call options, the other stockholders of AAM Holdings will have annually recurring put options to sell their remaining interests to Sun Life. The Transaction is expected to be completed during the first half of 2023, subject to customary closing conditions, including obtaining including obtaining necessary fund and client consents and customary regulatory approvals.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The Transaction will constitute an “assignment” under the Investment Company Act of 1940, as amended, which will result in the automatic termination of the Current Advisory Agreement. The termination of the Current Advisory Agreement will also result in the termination of the current investment sub-advisory agreements between Advisor and Sub-Advisor.

In anticipation of the Transaction, at a meeting of the Board of Trustees of the Fund (the “Board”) held on October 5, 2022, the Board approved (i) the New Advisory Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which Advisor would continue to serve as the investment advisor for the Fund, subject to the oversight of the Board; (ii) the New Sub-Advisory Agreement between the Advisor and Sub-Advisor. The New Advisory Agreement and New Sub-Advisory Agreement are subject to approval by the Fund shareholders and the closing of the Transaction.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a special meeting held on January 6, 2023, shareholders of the Fund voted to approve the New Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, and approved the New Sub-Advisory Agreement between the Advisor and Sub-Advisor. The voting results are as follows:

New Advisory Agreement:

For	Against	Abstain	Total
6,485,752.127	17,425.009	27,349.548	6,530,526.684

New Sub-Advisory Agreement:

For	Against	Abstain	Total
6,483,732.335	17,425.009	29,369.340	6,530,526.684

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

35

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on October 5, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”), and a new sub-advisory agreement (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”) between the Investment Advisor and Insight North America LLC (the “Sub-Advisor”), with respect to the AAM/Insight Select Income Fund series of the Trust (the “Fund”), in connection with a pending change of control of the Investment Advisor. On September 1, 2022, AAM Holdings, Inc., the Investment Advisor’s parent company (“AAM Holdings”), and Sun Life Financial Inc. (“Sun Life”) announced that Sun Life intends to indirectly acquire a majority interest in AAM Holdings (the “Transaction”). Under the 1940 Act, the closing of the Transaction will constitute an assignment and automatic termination of the current advisory agreement between the Trust, on behalf of the Fund, and the Investment Advisor (the “Current Advisory Agreement”). The termination of the Current Advisory Agreement will also result in the immediate termination of the current sub-advisory agreement between the Investment Advisor and the Sub-Advisor (the “Current Sub-Advisory Agreement” and, together with the Current Advisory Agreement, the “Current Agreements”), pursuant to the terms of the Current Sub-Advisory Agreement. The Trustees noted that they had last renewed the Current Agreements at a meeting held on March 9-10, 2022 (the “March Meeting”).

The New Agreements are substantially the same as the Current Agreements, except that the New Agreements would be effective for 150 days unless approved by the shareholders of the Fund, in which case the New Agreements would remain in effect for a two-year period. The Fund’s shareholders approved the New Agreements at a meeting held on January 6, 2023, and the Investment Advisor and Sub-Advisor will begin providing services to the Fund under the New Agreements upon the closing of the Transaction, which is expected to occur in the first half of 2023 (subject to the receipt of applicable regulatory approvals and the satisfaction of customary closing conditions).

In approving each New Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the New Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Credit Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Corporate Bond fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended June 30, 2022; and reports from the March Meeting comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the New Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

36

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the New Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Credit Index returns, but below the Peer Group median and Peer Group average returns by 0.03% and 0.46%, respectively. For the three-year period, the Fund’s annualized total return was above the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Credit Index returns, but below the Peer Group median and Peer Group average returns by 0.65% and 1.26%, respectively. The Fund’s total return for the one-year period was below the Bloomberg U.S. Credit Index return, Peer Group median return, Peer Group average return, and Bloomberg U.S. Aggregate Bond Index return by 1.50%, 3.28%, 3.94%, and 4.85%, respectively. The Trustees considered that the Fund’s Peer Group consists of both corporate bond funds and intermediate core-plus bond funds and that, through June 30, 2022, the Fund’s overweight allocation to high yield corporate credit and asset-backed securities were significant detractors from the Fund’s performance, as the Federal Reserve tightened financial conditions to combat inflation.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services to be provided by the Investment Advisor to the Fund pursuant to the New Advisory Agreement. In doing so, the Board considered the Investment Advisor’s role as the investment advisor to the Fund, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day management of the Fund’s assets. The Board also considered the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund, noting that key personnel of the Investment Advisor would continue to be involved in the overall supervision of the general investment management and investment operations of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board considered that under the New Advisory Agreement, the Investment Advisor would be entitled to the same advisory fee, with respect to the Fund, as under the Current Advisory Agreement. The March Meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Fund Universe medians. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

37

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The March Meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.06%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability, Benefits to the Investment Advisor and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2022, noting that the Investment Advisor had waived a significant portion of its advisory fee and did not realize a profit with respect to the Fund. The Board also noted that the Investment Advisor agreed to maintain the current expense limitation arrangement with respect to the Fund until October 31, 2032.

The Board also considered the potential benefits to be received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Insight North America LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in the portfolio management of the Fund; the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund; and the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor is primarily responsible for the day-to-day management of the Fund and its investment results, which the Board had discussed when considering the New Advisory Agreement. The Trustees noted that the Investment Advisor was recommending the approval of the New Sub-Advisory Agreement.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund. The Trustees noted that under the New Sub-Advisory Agreement, the Sub-Advisor would be entitled to the same sub-advisory fee, with respect to the Fund, as under the Current Sub-Advisory Agreement. The Trustees considered that the proposed sub-advisory fee is lower than the fees that the Sub-Advisor charges to advise a closed-end fund and sub-advise an open-end fund, each of which have the same or similar strategies as the Fund. The Board observed that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

38

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the New Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each New Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each New Agreement with respect to the Fund.

39

AAM/Insight Select Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2022 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/1/22	12/31/22	7/1/22 – 12/31/22
Class A*	Actual Performance	$1,000.00	$987.40	$3.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.22	4.03
Class C*	Actual Performance	1,000.00	983.90	7.81
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.33	7.94
Class I*	Actual Performance	1,000.00	988.70	2.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.32	2.91
Class Y*	Actual Performance	1,000.00	989.10	2.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.76	2.48

40

AAM/Insight Select Income Fund

EXPENSE EXAMPLE - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratios of 0.79%, 1.56%, 0.57%, and 0.50% for Class A, Class C, Class I, and class Y shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Insight North America LLC

200 Park Avenue, 7th Floor

New York, New York 10166

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/10/2023